Income taxes (Details textual) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
IncomeTaxes [Line Items]
Applicable tax rate				25.50%	24.00%	22.50%
Description of expiry date of deductible temporary differences, unused tax losses and unused tax credits				In accordance with current tax laws in Chile, tax losses do not expire and can be applied indefinitely. Argentina, Uruguay and Paraguay tax losses expire after 5 years.
Chile [Member]
IncomeTaxes [Line Items]
Applicable tax rate				25.50%	24.00%	22.50%	21.00%	20.00%
Chile [Member] | Scenario plan for tax rate [Member]
IncomeTaxes [Line Items]
Applicable tax rate			27.00%
Argentina [Member]
IncomeTaxes [Line Items]
Applicable excise tax rate				8.00%
Earnings retention ratio	13.00%
Argentina [Member] | Scenario plan for tax rate [Member]
IncomeTaxes [Line Items]
Applicable tax rate	25.00%	30.00%	25.00%	35.00%
Applicable excise tax rate			14.00%
Earnings retention ratio		7.00%	13.00%	0.00%
April 2014 [Member]
IncomeTaxes [Line Items]
Receivable related to first category income tax refunds				$ 968,195
April 2010 [Member]
IncomeTaxes [Line Items]
Receivable related to first category income tax refunds				$ 1,173,281